SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Jun. 25, 2014
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION
SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest and income taxes is as follows (in thousands):

	2014	2013	2012
Income taxes, net of refunds	$48,379	$60,291	$47,514
Interest, net of amounts capitalized (a)	25,476	41,504	24,455
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(a) Fiscal 2013 interest includes $15.3 million of interest paid upon retirement of the 5.75% notes in June 2013.
Non-cash investing and financing activities are as follows (in thousands):

	2014	2013	2012
Retirement of fully depreciated assets	$64,420	$55,427	$77,249
Accrued dividends	15,625	13,511	11,948